EQUITY (Tables)	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITIES

The summary of warrant activities for the year ended June 30, 2025 was as follows, no activities existed for the years ended June 30, 2024.

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years
Warrants Outstanding as of June 30, 2024	-	$-	-
Warrants Exercisable as of June 30, 2024	-	-	-
Warrant Granted	70,517	4.80	4.66
Warrant Exercised	-	-	-
Warrant Expired	-	-	-

Warrants Outstanding as of June 30, 2025	70,517	4.80	4.66
Warrants Exercisable as of June 30, 2025	70,517	$4.80	4.66